Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Entity Central Index Key	0000063091
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002037 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class A
Trading Symbol	MITTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class A shares of the Massachusetts Investors Trust (fund) provided a total return of 19.68%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.68%	11.54%	11.26%
A with initial sales charge (5.75%)	12.80%	10.23%	10.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[1]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002042 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class B
Trading Symbol	MITBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class B shares of the Massachusetts Investors Trust (fund) provided a total return of 18.77%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	18.77%	10.71%	10.42%
B with CDSC (declining over six years from 4% to 0%)×	14.77%	10.44%	10.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[2]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002043 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class C
Trading Symbol	MITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class C shares of the Massachusetts Investors Trust (fund) provided a total return of 18.75%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	18.75%	10.71%	10.41%
C with CDSC (1% for 12 months)×	17.75%	10.71%	10.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[3]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002044 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class I
Trading Symbol	MITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class I shares of the Massachusetts Investors Trust (fund) provided a total return of 19.96%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	19.96%	11.82%	11.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[4]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002046 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R1
Trading Symbol	MITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class R1 shares of the Massachusetts Investors Trust (fund) provided a total return of 18.78%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	18.78%	10.70%	10.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[5]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002048 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R2
Trading Symbol	MIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class R2 shares of the Massachusetts Investors Trust (fund) provided a total return of 19.35%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.35%	11.26%	10.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[6]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002049 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R3
Trading Symbol	MITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class R3 shares of the Massachusetts Investors Trust (fund) provided a total return of 19.64%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.64%	11.54%	11.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[7]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000002038 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R4
Trading Symbol	MITDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class R4 shares of the Massachusetts Investors Trust (fund) provided a total return of 19.98%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	19.98%	11.82%	11.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[8]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

C000113374 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R6
Trading Symbol	MITJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Class R6 shares of the Massachusetts Investors Trust (fund) provided a total return of 20.05%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector aided relative performance.
    Stock selection and, to a lesser extent, an overweight position in the financials sector also benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the information technology, communication services, and consumer staples sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	20.05%	11.91%	11.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,788,255,574
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 22,470,026	[9]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	6,788,255,574	Total Management Fee ($)#:	22,470,026
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	28.1%
Financials	18.2%
Industrials	11.5%
Health Care	10.3%
Consumer Discretionary	7.4%
Communication Services	7.1%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.5%
Fiserv, Inc.	2.2%
ConocoPhillips	1.9%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.